AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 97.9%			Cantel Medical Corp.[1]	79,827	$5,971,060
Consumer Discretionary - 14.3%			Catalent, Inc. *	185,816	8,855,990
Churchill Downs, Inc.[1]	53,889	$6,652,867	Globus Medical, Inc. , Class A *	219,984	11,245,582
Chuy's Holdings, Inc. *	86,820	2,149,663	ICU Medical, Inc. *	27,856	4,445,818
Five Below, Inc. *	68,040	8,579,844	LHC Group, Inc.*	51,890	5,892,628
Grand Canyon Education, Inc. *	99,164	9,737,905	Syneos Health, Inc.*,1	162,862	8,665,887
Helen of Troy, Ltd.*	22,837	3,600,481	Wright Medical Group, N.V. (Netherlands) *	191,041	3,941,176
Lithia Motors, Inc. , Class A [1]	68,648	9,087,622	Total Health Care		57,091,896
Oxford Industries, Inc. [1]	50,657	3,632,107	Industrials - 19.5%
Skyline Champion Corp. *	189,198	5,692,968	AAR Corp.	119,149	4,910,130
Texas Roadhouse, Inc.	138,132	7,254,693	Alamo Group, Inc.	48,700	5,732,964
Wolverine World Wide, Inc. [1]	125,320	3,541,543	Allegiant Travel Co.[1]	41,306	6,181,856
Total Consumer Discretionary		59,929,693	Heartland Express, Inc.	207,567	4,464,766
Consumer Staples - 5.0%			Helios Technologies, Inc.	80,990	3,285,764
Central Garden & Pet Co.*,1	78,478	2,293,912	ICF International, Inc.	73,252	6,187,596
Central Garden & Pet Co., Class A *	180,847	5,013,983	John Bean Technologies Corp. [1]	38,048	3,783,113
Performance Food Group Co. *	212,582	9,780,898	Mobile Mini, Inc.	131,258	4,838,170
WD-40 Co.	21,560	3,957,122	Patrick Industries, Inc. *,1	92,759	3,977,506
Total Consumer Staples		21,045,915	Primoris Services Corp.	233,768	4,584,191
Energy - 2.4%			RBC Bearings, Inc.*	51,115	8,480,490
Dril-Quip, Inc. *,1	41,250	2,069,925	Ritchie Bros. Auctioneers, Inc. (Canada)	185,620	7,406,238
Forum Energy Technologies, Inc.*	150,652	233,511	SiteOne Landscape Supply, Inc.*,1	84,705	6,269,864
Matador Resources Co. *,1	341,323	5,642,069	Universal Forest Products, Inc.	152,723	6,090,593
WPX Energy, Inc. *	193,800	2,052,342	US Ecology, Inc.	86,395	5,524,096
Total Energy		9,997,847	Total Industrials		81,717,337
Financials - 15.1%			Information Technology - 14.8%
Ameris Bancorp	155,848	6,271,324	Entegris, Inc. [1]	146,475	6,893,114
AMERISAFE, Inc.	88,295	5,837,182	ExlService Holdings, Inc. *	67,738	4,535,737
Cathay General Bancorp	194,365	6,751,268	Globant SA (Argentina) *	27,121	2,483,741
Cohen & Steers, Inc.[1]	98,214	5,394,895	HubSpot, Inc. *	51,825	7,857,188
Glacier Bancorp, Inc.[1]	154,331	6,244,232	MACOM Technology Solutions Holdings, Inc.*	138,509	2,977,251
Houlihan Lokey, Inc.	69,367	3,128,452	Novanta, Inc.*	44,102	3,604,015
IBERIABANK Corp.	57,997	4,381,093	Paylocity Holding Corp. *	74,872	7,306,010
Meridian Bancorp, Inc.	152,313	2,855,869	Power Integrations, Inc.	34,317	3,103,286
Pacific Premier Bancorp, Inc.	157,463	4,911,271	Proofpoint, Inc.*	43,049	5,555,473
PRA Group, Inc.*,1	100,825	3,406,877	Rogers Corp. *,1	33,157	4,532,893
Stifel Financial Corp.	96,370	5,529,711	Silicon Laboratories, Inc. *	71,990	8,016,087
United Bankshares, Inc. [1]	91,791	3,476,125	Virtusa Corp. *	144,650	5,210,293
Webster Financial Corp.	112,924	5,292,748	Total Information Technology		62,075,088
Total Financials		63,481,047	Materials - 5.0%
Health Care - 13.6%			Balchem Corp.	50,621	5,021,097
AtriCure, Inc. *	128,904	3,214,866	Compass Minerals International, Inc.[1]	60,461	3,415,442
Cambrex Corp.*	81,662	4,858,889	PolyOne Corp.	191,901	6,265,568

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares		Value

Materials - 5.0% (continued)			Other Investment Companies - 2.1%
Silgan Holdings, Inc.	204,753	$6,149,756	Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.85%[3]	2,959,257		$2,959,257
Total Materials		20,851,863
Real Estate - 5.1%			Dreyfus Institutional Preferred Government
			Money Market Fund, Institutional Shares,
National Health Investors, Inc., REIT	62,050	5,112,300	1.90% [3]	2,959,257		2,959,257
Pebblebrook Hotel Trust, REIT [1]	129,331	3,597,988
			JPMorgan U.S. Government Money Market Fund,
QTS Realty Trust, Inc. , Class A, REIT [1]	129,452	6,655,127	IM Shares, 1.87%[3]		3,048,931	3,048,931
STAG Industrial, Inc. , REIT [1]	212,863	6,275,201	Total Other Investment Companies			8,967,445
Total Real Estate		21,640,616	Total Short-Term Investments
Utilities - 3.1%			(Cost $9,178,079)			9,178,079
IDACORP, Inc.	52,625	5,929,259	Total Investments - 100.1%
			(Cost $359,148,827)			420,114,771
NorthWestern Corp.	95,618	7,176,131
			Other Assets, less Liabilities - (0.1)%			(227,229)
Total Utilities		13,105,390
			Net Assets - 100.0%			$419,887,542
Total Common Stocks
(Cost $349,970,748)		410,936,692

	Principal
	Amount
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.1%[2]
RBC Dominion Securities, Inc. , dated 09/30/19,
due 10/01/19, 2.370% total to be received
$210,648 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
09/01/49, totaling $214,847)	$210,634	210,634

* Non-income producing security.			[3] Yield shown represents the September 30, 2019, seven day average yield, which refers
[1] Some of these securities, amounting to $77,054,740 or 18.4% of net assets, were out on			to the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury			percentage.
Obligations. See below for more information.			REIT Real Estate Investment Trust
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:

			Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †			$410,936,692	—	—	$410,936,692
Short-Term Investments
Joint Repurchase Agreements			—	$210,634	—	210,634
Other Investment Companies			8,967,445	—	—	8,967,445

Total Investments in Securities			$419,904,137	$210,634	—	$420,114,771

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$77,054,740	$210,634	$77,642,639	$77,853,273

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/15/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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